CASH	3 Months Ended
Jun. 30, 2026
CASH
CASH

3. CASH

The Company’s cash is invested in business accounts, which are available on demand by the Company. The cash balance at June 30, 2026 included $118,246 of advance contributions to be spent on exploration expenditures (note 7) and $1,333,573 in deferred expenditures for services agreement (note 8).